MARKET RISK BENEFITS (Tables)	6 Months Ended
Jun. 30, 2024
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2024	2023
Balance, beginning of period	$55	$114
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	39	112
Acquisition from business combination	2,376	—
Derecognition[1]	(129)	—
Issuance	3	35
Interest accrual	24	3
Attributed fees collected	52	21
Benefits payments	—	—
Effect of changes in interest rates	138	(14)
Effect of changes in equity markets	(24)	6
Effect of changes in equity index volatility	(24)	(31)
Effect of changes in future expected policyholder behavior	(8)	(7)
Effect of changes in other future expected assumptions	67	(21)
Balance, end of period, before the effect of changes in the instrument-specific credit risk	2,514	104
Effect of changes in the ending instrument-specific credit risk	58	14
Balance, end of period	2,572	118
Less: Reinsured MRB, end of period	(618)	—
Balance, end of period, net of reinsurance	$1,954	$118

Net amount at risk[2]	$12,051	$806
Weighted average attained age of contract holders (years)	71	65
1.See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
2.Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF US$ MILLIONS	June 30, 2024			December 31, 2023
	Asset	Liability	Net	Asset	Liability	Net
Annuity	$704	$(3,276)	$(2,572)	$34	$(89)	$(55)